UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5719

DREYFUS STOCK INDEX FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
September 30, 2006 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)

Consumer Discretionary--10.0%
Amazon.com	104,100	a	3,343,692
Apollo Group, Cl. A	46,350	a	2,282,274
AutoNation	50,800	a,b	1,061,720
AutoZone	17,500	a	1,807,750
Bed Bath & Beyond	93,500	a	3,577,310
Best Buy	134,725		7,215,871
Big Lots	36,100	a,b	715,141
Black & Decker	24,500		1,944,075
Brunswick	30,700		957,533
Carnival	147,524	b	6,938,054
CBS, Cl. B	258,693		7,287,382
Centex	39,300	b	2,067,966
Circuit City Stores	46,700		1,172,637
Clear Channel Communications	164,447	a	4,744,296
Coach	121,300	a	4,172,720
Comcast, Cl. A	693,625	a,b	25,560,081
D.R. Horton	90,300		2,162,685
Darden Restaurants	48,450		2,057,671
Dillard's, Cl. A	20,000		654,600
Dollar General	103,409	b	1,409,465
Dow Jones & Co.	21,500	b	721,110
E.W. Scripps, Cl. A	27,600		1,322,868
Eastman Kodak	95,200	b	2,132,480
Family Dollar Stores	50,250	b	1,469,310
Federated Department Stores	180,108		7,782,467
Ford Motor	623,450	b	5,043,710
Fortune Brands	49,950		3,751,744
Gannett	78,388	b	4,454,790
Gap	178,451		3,381,646
General Motors	187,448	b	6,234,520
Genuine Parts	56,750		2,447,627
Goodyear Tire & Rubber	58,800	a,b	852,600
H & R Block	106,600	b	2,317,484
Harley-Davidson	86,900	b	5,452,975
Harman International Industries	21,600		1,802,304
Harrah's Entertainment	61,550		4,088,766
Hasbro	54,250		1,234,187
Hilton Hotels	127,850		3,560,623
Home Depot	684,044		24,810,276
International Game Technology	112,500		4,668,750
Interpublic Group of Cos.	146,093	a,b	1,446,321
J.C. Penney	74,300		5,081,377
Johnson Controls	64,800		4,648,752
Jones Apparel Group	37,400	b	1,213,256
KB Home	26,000	b	1,138,800
Kohl's	108,523	a	7,045,313
Leggett & Platt	59,900	b	1,499,297
Lennar, Cl. A	45,900		2,076,975
Limited Brands	112,600		2,982,774
Liz Claiborne	34,200		1,351,242
Lowe's Cos.	506,420		14,210,145

Marriott International, Cl. A	113,900	4,401,096
Mattel	125,295	2,468,311
McDonald's	406,455	15,900,520
McGraw-Hill Cos.	116,600	6,766,298
Meredith	12,900 b	636,357
New York Times, Cl. A	47,900 b	1,100,742
Newell Rubbermaid	91,778	2,599,153
News, Cl. A	774,500	15,218,925
NIKE, Cl. B	63,450	5,559,489
Nordstrom	75,700	3,202,110
Office Depot	93,900 a,b	3,727,830
OfficeMax	24,600	1,002,204
Omnicom Group	56,980	5,333,328
Pulte Homes	70,200 b	2,236,572
RadioShack	45,000 b	868,500
Sears Holdings	27,588 a	4,361,387
Sherwin-Williams	37,300	2,080,594
Snap-On	19,200 b	855,360
Stanley Works	26,800	1,335,980
Staples	240,825	5,859,272
Starbucks	250,600 a,b	8,532,930
Starwood Hotels & Resorts
Worldwide	72,200	4,129,118
Target	284,642	15,726,471
Tiffany & Co.	45,800	1,520,560
Time Warner	1,347,868	24,571,634
TJX Cos.	148,950	4,175,069
Tribune	63,230 b	2,068,886
Univision Communications, Cl. A	83,200 a,b	2,857,088
VF	29,400 b	2,144,730
Viacom, Cl. B	235,093 a	8,740,758
Walt Disney	692,709	21,411,635
Wendy's International	39,000	2,613,000
Whirlpool	25,932	2,181,141
Wyndham Worldwide	66,360 a	1,856,089
Yum! Brands	89,750	4,671,488
		404,072,037
Consumer Staples--9.4%
Alberto-Culver	25,900 a	1,310,281
Altria Group	693,843	53,113,682
Anheuser-Busch Cos.	254,750	12,103,172
Archer-Daniels-Midland	217,305	8,231,513
Avon Products	148,400	4,549,944
Brown-Forman, Cl. B	26,000	1,992,900
Campbell Soup	76,449	2,790,388
Clorox	50,050	3,153,150
Coca-Cola	675,442	30,178,749
Coca-Cola Enterprises	91,300	1,901,779
Colgate-Palmolive	171,150	10,628,415
ConAgra Foods	169,350	4,145,688
Constellation Brands, Cl. A	69,900 a	2,011,722
Costco Wholesale	155,050	7,702,884
CVS	272,280	8,745,634
Dean Foods	44,200 a	1,857,284
Estee Lauder Cos., Cl. A	42,800	1,726,124
General Mills	116,900	6,616,540
H.J. Heinz	109,900	4,608,107
Hershey	58,178	3,109,614

Kellogg	82,800 b	4,100,256
Kimberly-Clark	151,898	9,928,053
Kroger	239,448	5,540,827
McCormick & Co.	43,700	1,659,726
Molson Coors Brewing, Cl. B	15,150 b	1,043,835
Pepsi Bottling Group	45,050	1,599,275
PepsiCo	546,391	35,657,477
Procter & Gamble	1,052,341	65,224,095
Reynolds American	56,800 b	3,519,896
Safeway	147,369	4,472,649
Sara Lee	251,898	4,048,001
SUPERVALU	70,151	2,079,977
SYSCO	204,950	6,855,578
Tyson Foods, Cl. A	83,500	1,325,980
UST	53,300 b	2,922,439
Wal-Mart Stores	815,229	40,207,094
Walgreen	334,100	14,830,699
Whole Foods Market	46,800	2,781,324
Wm. Wrigley Jr.	72,625	3,345,108
		381,619,859
Energy--9.2%
Anadarko Petroleum	152,268	6,673,906
Apache	109,122	6,896,510
Baker Hughes	109,060	7,437,892
BJ Services	99,100	2,985,883
Chesapeake Energy	125,400	3,634,092
Chevron	728,461	47,247,980
ConocoPhillips	546,093	32,508,916
Devon Energy	146,200	9,232,530
El Paso	230,679	3,146,462
EOG Resources	80,400 b	5,230,020
Exxon Mobil	1,970,318	132,208,338
Halliburton	341,802	9,724,267
Hess	80,000	3,313,600
Kinder Morgan	35,500	3,722,175
Marathon Oil	118,690	9,127,261
Murphy Oil	61,900	2,943,345
Nabors Industries	104,700 a,b	3,114,825
National Oilwell Varco	58,100 a,b	3,401,755
Noble	45,500	2,920,190
Occidental Petroleum	285,500	13,735,405
Rowan Cos.	36,600 b	1,157,658
Schlumberger	392,400 b	24,340,572
Smith International	66,600	2,584,080
Sunoco	43,200	2,686,608
Transocean	104,433 a	7,647,629
Valero Energy	203,100	10,453,557
Weatherford International	114,700 a	4,785,284
Williams Cos.	197,471	4,713,633
XTO Energy	121,166	5,104,724
		372,679,097
Financial--22.1%
ACE	107,750	5,897,157
Aflac	164,492	7,527,154
Allstate	208,671	13,089,932
AMBAC Financial Group	35,094	2,904,028
American Express	402,673	22,581,902
American International Group	861,273	57,067,949

Ameriprise Financial	80,834	3,791,115
AmSouth Bancorp	113,500	3,296,040
AON	104,250	3,530,947
Apartment Investment & Management,
Cl. A	32,300	1,757,443
Archstone-Smith Trust	71,000	3,865,240
Bank of America	1,500,065	80,358,482
Bank of New York	252,932	8,918,382
BB & T	178,000	7,792,840
Bear Stearns Cos.	39,852	5,583,265
Boston Properties	37,900	3,916,586
Capital One Financial	101,500 b	7,983,990
Charles Schwab	342,778	6,135,726
Chicago Mercantile Exchange
Holdings	11,800	5,643,350
Chubb	136,200	7,076,952
Cincinnati Financial	57,430	2,760,086
CIT Group	65,900	3,204,717
Citigroup	1,638,590	81,388,765
Comerica	53,800	3,062,296
Commerce Bancorp/NJ	61,800 b	2,268,678
Compass Bancshares	42,894	2,444,100
Countrywide Financial	202,798	7,106,042
E*TRADE FINANCIAL	141,600 a	3,387,072
Equity Office Properties Trust	116,000 b	4,612,160
Equity Residential	96,450	4,878,441
Fannie Mae	320,809	17,936,431
Federated Investors, Cl. B	30,000	1,014,300
Fifth Third Bancorp	184,892 b	7,040,687
First Horizon National	41,100 b	1,562,211
Franklin Resources	55,200	5,837,400
Freddie Mac	229,015	15,190,565
Genworth Financial, Cl. A	150,800	5,279,508
Golden West Financial	88,086	6,804,644
Goldman Sachs Group	143,050	24,199,768
Hartford Financial Services Group	100,850	8,748,737
Huntington Bancshares/OH	78,704	1,883,387
Janus Capital Group	68,500	1,350,820
JPMorgan Chase & Co.	1,150,526	54,028,701
KeyCorp	133,666	5,004,455
Kimco Realty	71,800 b	3,078,066
Legg Mason	43,500	4,387,410
Lehman Brothers Holdings	178,060	13,151,512
Lincoln National	95,200	5,910,016
Loews	151,450	5,739,955
M & T Bank	25,800	3,094,968
Marsh & McLennan Cos.	182,458	5,136,193
Marshall & Ilsley	84,300 b	4,061,574
MBIA	44,650 b	2,743,296
Mellon Financial	136,357	5,331,559
Merrill Lynch & Co.	293,831	22,983,461
MetLife	251,700 b	14,266,356
MGIC Investment	28,000 b	1,679,160
Moody's	78,500	5,132,330
Morgan Stanley	355,316	25,906,089
National City	200,499	7,338,263
North Fork Bancorporation	154,350	4,420,584
Northern Trust	62,090	3,627,919

Plum Creek Timber	59,350	2,020,274
PNC Financial Services Group	97,623	7,071,810
Principal Financial Group	89,250	4,844,490
Progressive	255,928	6,280,473
Prologis	81,200	4,633,272
Prudential Financial	160,750	12,257,188
Public Storage	40,200	3,456,798
Realogy	70,700 a,b	1,603,476
Regions Financial	150,684	5,543,664
Safeco	38,550	2,271,752
Simon Property Group	73,300 b	6,642,446
SLM	135,900	7,064,082
Sovereign Bancorp	118,905	2,557,647
St. Paul Travelers Cos.	229,034	10,739,404
State Street	109,750	6,848,400
SunTrust Banks	120,950	9,347,016
Synovus Financial	107,350	3,152,870
T. Rowe Price Group	86,700	4,148,595
Torchmark	32,800	2,070,008
U.S. Bancorp	589,005 b	19,566,746
UnumProvident	113,569 b	2,202,103
Vornado Realty Trust	40,400	4,403,600
Wachovia	542,126	30,250,631
Washington Mutual	319,317	13,880,710
Wells Fargo & Co.	1,116,014	40,377,387
XL Capital, Cl. A	59,800	4,108,260
Zions Bancorporation	35,400	2,825,274
		887,869,538
Health Care--12.5%
Abbott Laboratories	506,376	24,589,619
Aetna	181,564	7,180,856
Allergan	50,000	5,630,500
AmerisourceBergen	66,818	3,020,174
Amgen	387,924 a	27,748,204
Applera - Applied Biosystems Group	60,450	2,001,500
Barr Pharmaceuticals	35,200 a	1,828,288
Bausch & Lomb	17,800 b	892,314
Baxter International	216,250	9,830,725
Becton, Dickinson & Co.	81,100 b	5,731,337
Biogen Idec	113,927 a	5,090,258
Biomet	81,125 b	2,611,414
Boston Scientific	390,363 a	5,773,469
Bristol-Myers Squibb	651,728	16,241,062
C.R. Bard	34,300	2,572,500
Cardinal Health	134,400	8,835,456
Caremark Rx	141,500	8,018,805
CIGNA	36,771	4,277,203
Coventry Health Care	52,700 a,b	2,715,104
Eli Lilly & Co.	325,937	18,578,409
Express Scripts	45,700 a	3,449,893
Fisher Scientific International	41,200 a	3,223,488
Forest Laboratories	105,400 a,b	5,334,294
Genzyme	86,650 a	5,846,275
Gilead Sciences	151,400 a	10,401,180
HCA	140,505 b	7,009,794
Health Management Associates, Cl. A	79,600	1,663,640
Hospira	52,077 a	1,992,987
Humana	54,700 a	3,615,123

IMS Health	66,750	1,778,220
Johnson & Johnson	969,402	62,952,966
King Pharmaceuticals	80,566 a	1,372,039
Laboratory Corp. of America
Holdings	41,500 a	2,721,155
Manor Care	24,400 b	1,275,632
McKesson	99,169	5,228,189
Medco Health Solutions	97,399 a	5,854,654
MedImmune	79,400 a	2,319,274
Medtronic	380,973	17,692,386
Merck & Co.	721,266	30,221,045
Millipore	17,700 a	1,085,010
Mylan Laboratories	69,900 b	1,407,087
Patterson Cos.	46,100 a	1,549,421
PerkinElmer	41,668	788,775
Pfizer	2,416,611	68,535,088
Quest Diagnostics	53,600	3,278,176
Schering-Plough	490,951	10,845,107
St. Jude Medical	116,900 a	4,125,401
Stryker	98,400	4,879,656
Tenet Healthcare	156,200 a,b	1,271,468
Thermo Electron	52,200 a	2,053,026
UnitedHealth Group	446,400	21,962,880
Waters	33,950 a	1,537,256
Watson Pharmaceuticals	33,900 a,b	887,163
WellPoint	205,400 a	15,826,070
Wyeth	446,020	22,675,657
Zimmer Holdings	80,502 a,b	5,433,885
		505,260,557
Industrial--10.8%
3M	249,598	18,575,083
Allied Waste Industries	84,100 a	947,807
American Power Conversion	56,200 b	1,234,152
American Standard Cos.	57,800	2,425,866
Avery Dennison	31,250	1,880,313
Boeing	263,420	20,770,667
Burlington Northern Santa Fe	119,992	8,812,212
Caterpillar	217,330	14,300,314
Cintas	45,300	1,849,599
Cooper Industries, Cl. A	30,300	2,582,166
CSX	147,000	4,826,010
Cummins	17,400	2,074,602
Danaher	78,400	5,383,728
Deere & Co.	76,600	6,427,506
Dover	67,450	3,199,828
Eaton	49,700	3,421,845
Emerson Electric	135,090	11,328,647
Equifax	41,950	1,539,985
FedEx	101,540	11,035,367
Fluor	29,000	2,229,810
General Dynamics	133,672	9,580,272
General Electric	3,421,483	120,778,350
Goodrich	41,300	1,673,476
Honeywell International	271,424	11,101,242
Illinois Tool Works	139,300 b	6,254,570
Ingersoll-Rand, Cl. A	106,600	4,048,668
ITT Industries	61,200	3,137,724
L-3 Communications Holdings	40,802	3,196,021

Lockheed Martin	117,960	10,151,638
Masco	131,900 b	3,616,698
Monster Worldwide	42,500 a	1,538,075
Navistar International	20,400 a,b	526,728
Norfolk Southern	137,150	6,041,457
Northrop Grumman	114,204	7,773,866
Paccar	82,668	4,713,729
Pall	41,401 b	1,275,565
Parker Hannifin	39,875	3,099,484
Pitney Bowes	73,400	3,256,758
R.R. Donnelley & Sons	71,650	2,361,584
Raytheon	148,750	7,141,487
Robert Half International	56,800	1,929,496
Rockwell Automation	58,300	3,387,230
Rockwell Collins	56,850	3,117,654
Ryder System	20,500 b	1,059,440
Southwest Airlines	260,512	4,340,130
Textron	41,800	3,657,500
Tyco International	667,771	18,690,910
Union Pacific	89,228	7,852,064
United Parcel Service, Cl. B	358,250	25,772,505
United Technologies	335,182	21,233,780
W.W. Grainger	25,000	1,675,500
Waste Management	179,154	6,571,369
		435,400,477
Information Technology--15.0%
ADC Telecommunications	38,814 a	582,210
Adobe Systems	192,000 a	7,190,400
Advanced Micro Devices	161,000 a	4,000,850
Affiliated Computer Services, Cl. A	39,300 a	2,038,098
Agilent Technologies	135,490 a	4,429,168
Altera	119,100 a	2,189,058
Analog Devices	116,900	3,435,691
Apple Computer	281,900 a	21,714,757
Applied Materials	460,400	8,162,892
Autodesk	76,800 a	2,671,104
Automatic Data Processing	184,178	8,718,987
Avaya	151,492 a	1,733,068
BMC Software	67,900 a	1,848,238
Broadcom, Cl. A	155,387 a	4,714,442
CA	136,109 b	3,224,422
Ciena	27,986 a	762,611
Cisco Systems	2,023,218 a	46,534,014
Citrix Systems	60,900 a	2,205,189
Computer Sciences	56,900 a	2,794,928
Compuware	123,500 a	962,065
Comverse Technology	67,000 a	1,436,480
Convergys	46,002 a	949,941
Corning	516,998 a	12,619,921
Dell	752,912 a	17,196,510
eBay	389,400 a,b	11,043,384
Electronic Arts	101,600 a	5,657,088
Electronic Data Systems	171,550	4,206,406
EMC/Massachusetts	761,744 a	9,125,693
First Data	253,640	10,652,880
Fiserv	57,782 a	2,720,954
Freescale Semiconductor, Cl. B	134,402 a	5,108,620
Google, Cl. A	70,600 a	28,374,140

Hewlett-Packard	907,780	33,306,448
Intel	1,911,710	39,323,875
International Business Machines	504,368	41,327,914
Intuit	113,200 a	3,632,588
Jabil Circuit	61,200	1,748,484
JDS Uniphase	558,400 a,b	1,222,896
Juniper Networks	187,500 a	3,240,000
KLA-Tencor	66,000	2,935,020
Lexmark International, Cl. A	33,250 a	1,917,195
Linear Technology	99,850	3,107,332
LSI Logic	132,400 a	1,088,328
Lucent Technologies	1,485,521 a,b	3,476,119
Maxim Integrated Products	106,250	2,982,438
Micron Technology	241,950 a,b	4,209,930
Microsoft	2,862,596	78,234,749
Molex	46,875	1,826,719
Motorola	811,985	20,299,625
National Semiconductor	98,700	2,322,411
NCR	59,700 a	2,356,956
Network Appliance	123,400 a	4,567,034
Novell	112,400 a	687,888
Novellus Systems	40,800 a,b	1,128,528
NVIDIA	116,800 a,b	3,456,112
Oracle	1,336,792 a	23,714,690
Parametric Technology	37,040 a,b	646,718
Paychex	112,175 b	4,133,649
PMC-Sierra	69,300 a,b	411,642
QLogic	52,800 a	997,920
QUALCOMM	547,500	19,901,625
Sabre Holdings, Cl. A	43,650	1,020,974
SanDisk	64,900 a,b	3,474,746
Sanmina-SCI	176,572 a	660,379
Solectron	303,100 a	988,106
Sun Microsystems	1,163,084 a	5,780,527
Symantec	327,879 a	6,977,265
Symbol Technologies	84,206	1,251,301
Tektronix	27,700	801,361
Tellabs	148,400 a	1,626,464
Teradyne	65,300 a	859,348
Texas Instruments	507,948	16,889,271
Unisys	113,900 a	644,674
VeriSign	81,200 a	1,640,240
Xerox	324,166 a	5,044,023
Xilinx	112,600 b	2,471,570
Yahoo!	411,976 a	10,414,753
		607,754,044
Materials--2.8%
Air Products & Chemicals	73,050	4,848,328
Alcoa	287,356	8,057,462
Allegheny Technologies	33,336	2,073,166
Ashland	21,000	1,339,380
Ball	34,500 b	1,395,525
Bemis	34,700	1,140,242
Dow Chemical	317,952 b	12,393,769
E.I. du Pont de Nemours & Co.	305,550	13,089,762
Eastman Chemical	27,300	1,474,746
Ecolab	59,200	2,534,944
Freeport-McMoRan Copper & Gold, Cl. B	65,100 b	3,467,226

Hercules	37,600 a	592,952
International Flavors & Fragrances	26,100	1,031,994
International Paper	150,720	5,219,434
Louisiana-Pacific	34,900	655,073
MeadWestvaco	60,039	1,591,634
Monsanto	179,926	8,458,321
Newmont Mining	149,054	6,372,058
Nucor	102,200	5,057,878
Pactiv	45,750 a	1,300,215
Phelps Dodge	67,598	5,725,551
PPG Industries	54,733	3,671,490
Praxair	106,800	6,318,288
Rohm & Haas	47,541	2,251,066
Sealed Air	26,873	1,454,367
Sigma-Aldrich	22,000 b	1,664,740
Temple-Inland	36,000	1,443,600
United States Steel	40,800	2,353,344
Vulcan Materials	32,000	2,504,000
Weyerhaeuser	81,600 b	5,020,848
		114,501,403
Telecommunication Services--3.5%
Alltel	128,600	7,137,300
AT & T	1,287,374	41,916,897
BellSouth	601,801	25,726,993
CenturyTel	38,600	1,531,262
Citizens Communications	106,300 b	1,492,452
Embarq	49,408	2,389,865
Qwest Communications International	530,462 a,b	4,625,629
Sprint Nextel	990,161	16,981,261
Verizon Communications	960,713	35,671,274
Windstream	157,128	2,072,518
		139,545,451
Utilities--3.4%
AES	219,200 a	4,469,488
Allegheny Energy	54,600 a	2,193,282
Ameren	68,200 b	3,600,278
American Electric Power	130,550	4,748,103
Centerpoint Energy	103,346 b	1,479,915
CMS Energy	73,400 a,b	1,059,896
Consol Energy	60,800	1,929,184
Consolidated Edison	81,700	3,774,540
Constellation Energy Group	59,550	3,525,360
Dominion Resources/VA	116,992	8,948,718
DTE Energy	58,950 b	2,447,014
Duke Energy	415,247	12,540,459
Dynegy, Cl. A	125,400 a	694,716
Edison International	108,000	4,497,120
Entergy	69,050 b	5,401,782
Exelon	221,850	13,430,799
FirstEnergy	109,333	6,107,341
FPL Group	134,000 b	6,030,000
KeySpan	58,050	2,388,177
Nicor	14,800 b	632,848
NiSource	90,453	1,966,448
Peoples Energy	12,700 b	516,255
PG & E	115,350	4,804,328
Pinnacle West Capital	33,000	1,486,650
PPL	126,300	4,155,270

Progress Energy	83,985	3,811,239
Public Service Enterprise Group	83,450 b	5,106,306
Sempra Energy	86,595	4,351,399
Southern	246,010 b	8,477,505
TECO Energy	69,200	1,082,980
TXU	152,960	9,563,059
Xcel Energy	134,595 b	2,779,387
		137,999,846
Total Common Stocks
(cost $2,477,968,897)		3,986,702,309

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.75%, 12/14/06	3,000,000 c	2,971,380
4.77%, 12/21/06	1,000,000 c	989,440
Total Short-Term Investments
(cost $3,959,976)		3,960,820

Other Investment--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $50,495,000)	50,495,000 d	50,495,000

Investment of Cash Collateral
for Securities Loaned--4.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $180,755,017)	180,755,017 d	180,755,017

Total Investments (cost $2,713,178,890)	104.5%	4,221,913,146
Liabilities, Less Cash and Receivables	(4.5%)	(180,242,833)
Net Assets	100.0%	4,041,670,313

a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on loan is $172,700,370 and the total market value of the collateral held by the fund is $180,755,017.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES September 30, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
Standard & Poor's 500	176	59,197,600	December 2006	423,095

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS STOCK INDEX FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)